Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-service costs
Non-service Costs	$ 16,313	$ 14,072
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	14,673	15,450
Non-service costs
Interest cost	20,676	19,281
Expected return on plan assets	(35,972)	(26,285)
Amortization of net actuarial loss	13,126	5,430
Amortization of prior service credits	(1,626)	(1,609)
Settlement Loss Recognized	198	0
Impact of regulatory accounts	19,665	16,272
Non-service Costs	16,067	13,089
Net benefit cost	30,740	28,539
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	7,307	6,175
Non-service costs
Interest cost	8,048	7,695
Expected return on plan assets	(10,052)	(8,748)
Amortization of net actuarial loss	2,021	509
Amortization of prior service credits	11	0
Settlement Loss Recognized	0	0
Impact of regulatory accounts	218	1,527
Non-service Costs	246	983
Net benefit cost	$ 7,553	$ 7,158